Schedule of Weighted Average Number of Shares (Details)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	3,012,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	3,368,751
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	3,853,866
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	302,115
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	173,108
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	0
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	3,314,762
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	3,541,859
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	3,853,866